Fair Value and Assumptions Used For Stock Options Issued (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted average fair value of stock options granted	$ 3.34	$ 5.54
Risk-free interest rate	1.62%	1.82%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	45.00%	30.00%
Expected stock option life	6 years 6 months	6 years 6 months